Investment Securities - Amount of Gross Gains and Losses Realized through Sales of Available-for-Sale Investment Securities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Securities, Available-for-sale, Realized Gain (Loss), Excluding Other-than-temporary Impairment [Abstract]
Realized gains	$ 99	$ 30	$ 75
Realized losses	(26)		(18)
Net realized gains (losses)	73	30	57
Income tax (benefit) on net realized gains (losses)	$ 18	$ 7	$ 22